SIGNIFICANT TRANSACTIONS, Effects of Pandemic on Economy of Panama (Details) - Panama [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 USD ($) Bond	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)
Effects of pandemic on economy [Abstract]
Percentage of GDP			17.90%	2.50%
Percentage of gross domestic product as fiscal deficit			10.10%
Percentage of gross domestic product as public debt			69.80%
Term of moratorium		6 months
Amount disburses per month		$ 120
Percentage of economy rebound		16.00%
Issuance of new treasury bond by government					$ 2,000,000,000.0	$ 2,500,000,000
Amount of completed bond transaction		$ 2,500,000,000
Number of issuance on new bonds | Bond		2
First bond maturity		11 years
Second bond maturity		40 years
Economic Commission for Latin America and Caribbean (ECLAC) [Member] | Events After Reporting Period [Member]
Effects of pandemic on economy [Abstract]
Percentage of GDP	7.30%
Minimum [Member]
Effects of pandemic on economy [Abstract]
Percentage of GDP		75.00%